Debentures (Details) $ in Thousands																									1 Months Ended	12 Months Ended
	Sep. 19, 2024 USD ($)	Sep. 18, 2024 USD ($)	Sep. 18, 2024 ILS (₪)	Sep. 17, 2024 ILS (₪)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 ILS (₪)	Dec. 04, 2022 USD ($)	Dec. 04, 2022 ILS (₪)	Sep. 18, 2022 USD ($)	Sep. 18, 2022 ILS (₪)	Aug. 30, 2022 USD ($)	Aug. 30, 2022 ILS (₪)	Apr. 12, 2021 USD ($)	Apr. 12, 2021 ILS (₪)	Jun. 08, 2020 USD ($)	Jun. 08, 2020 ILS (₪)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 ILS (₪)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 ILS (₪)	Sep. 16, 2017 USD ($)	Sep. 16, 2017 ILS (₪)	Sep. 16, 2015 USD ($)	Sep. 16, 2015 ILS (₪)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 04, 2022 ILS (₪)	Aug. 30, 2022 ILS (₪)	Apr. 12, 2021 ILS (₪)	Jan. 31, 2018 ILS (₪)
Debentures [Line Items]
Amortization of debt premium																										$ 618	$ 667	$ 158
Principal amount				₪ 150,000																						67,082		199,051
Issuance costs																									$ 425
Accumulated interest																										536,014	475,219
Debentures payable annual installments (in New Shekels) | ₪			₪ 24,000,000
Formula Systems Series A Secured Debentures [Member]
Debentures [Line Items]
Interest payable																			$ 99	₪ 336,000
Principal amount																			44,053	150,000,000			$ 26,295	₪ 102,260,000
Percentage of purchase price																							100.00%	100.00%
Fixed interest rate																							2.80%	2.80%
Issuance costs																			225	782,000			$ 320	₪ 1,246,000
Gross proceeds received																			45,581	₪ 155,205,000
Debt premium																			$ 1,430													₪ 4,869,000
Debenture amount outstanding					$ 9,101	₪ 34,211,000
Accumulated interest					$ 127
Fair value of debentures																										102,519	122,938
Formula Systems Series C Secured Debentures [Member]
Debentures [Line Items]
Interest payable											$ 341	₪ 1,126,000	$ 405	₪ 1,329,000
Principal amount											60,514	200,000,000	48,617	160,000,000			$ 82,600	₪ 300,000,000
Percentage of purchase price																	100.00%	100.00%
Fixed interest rate																	2.29%	2.29%
Gross proceeds received											59,002	₪ 195,000,000	50,524	₪ 165,920,000
Debt premium													1,398																		₪ 4,591,000
Debentures payable annual installments (in New Shekels) | ₪																		₪ 33,000,000
Commitment commission expenses																	$ 924	₪ 3,355,000
Net of issuance costs											287		$ 229																	₪ 950,000	₪ 752,000
Debt deficit											$ 2,141																			₪ 7,076,000
Fair value of debentures																										88,248	109,494
Matrix’s Series B Debentures [Member]
Debentures [Line Items]
Principal amount	$ 39,756
Percentage of purchase price	100.00%
Fixed interest rate		5.68%	5.68%
Issuance costs		$ 534	₪ 2,013,000
Debentures payable annual installments (in New Shekels) | ₪			₪ 18,000,000
Fair market price on stock exchange																										43,289
Sapiens' Series B Debentures [Member]
Debentures [Line Items]
Interest payable															$ 864	₪ 3,006,000
Principal amount															60,362	210,000,000					$ 79,186	₪ 280,000,000
Fixed interest rate																					3.37%
Issuance costs															669	2,326,000					$ 956
Gross proceeds received															60,603	210,840,000
Fair market price on stock exchange																										38,679	57,667
Annual payment																					$ 9,898
Debt discount															$ 623	₪ 2,166,000
Matrix’s Series B Debentures [Member]
Debentures [Line Items]
Interest payable							$ 471	₪ 1,582,000
Principal amount							53,680	180,366,000	$ 87,872	₪ 295,249,000
Percentage of purchase price									100.00%	100.00%
Fixed interest rate									4.10%	4.10%
Issuance costs							119	399,000	$ 642	₪ 2,158,000
Gross proceeds received							53,107	₪ 178,385,000
Debt deficit							$ 590																						₪ 1,981,000
Description of debentures									The principal due under the Matrix’s Series B Debentures is payable in fourteen (13) semi-annual installments each equal to approximately 7.14% of the aggregate principal amount (or approximately NIS 21,081 thousand) on February 1 and on August 1 for the period from August 1, 2023 to February 1, 2029 with the last payment equal to 7.18% of the aggregate principal amount (or approximately NIS 34,148 thousand) paid on February 1, 2030.	The principal due under the Matrix’s Series B Debentures is payable in fourteen (13) semi-annual installments each equal to approximately 7.14% of the aggregate principal amount (or approximately NIS 21,081 thousand) on February 1 and on August 1 for the period from August 1, 2023 to February 1, 2029 with the last payment equal to 7.18% of the aggregate principal amount (or approximately NIS 34,148 thousand) paid on February 1, 2030.
Debentures [Member]
Debentures [Line Items]
Interest payable																										$ 6,336	$ 7,450	$ 7,533